Geographic Segment Information - Geographical Information about Net Loss and Total Assets (Detail) (USD $)	3 Months Ended		12 Months Ended												13 Months Ended	157 Months Ended	160 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2001	Dec. 31, 2000	Dec. 31, 2012	Mar. 31, 2013
Total Assets
Assets	$ 10,671,402		$ 13,438,944	$ 6,620,671												$ 13,438,944	$ 10,671,402
Net loss
Net loss	(2,958,151)	(2,029,617)	(10,908,727)	(14,159,754)	(10,814,788)	(10,022,979)	(14,028,617)	(16,761,805)	(14,588,786)	(8,913,249)	(5,445,046)	(3,506,027)	(1,497,719)	(773,668)	(200,050)	(111,621,215)	(114,579,366)
United States
Total Assets
Assets	8,854,343		11,578,590	3,052,317												11,578,590	8,854,343
Net loss
Net loss	(2,023,838)	(1,390,375)	(8,537,683)	(10,498,950)
Canada
Total Assets
Assets	710,802		717,250	2,277,865												717,250	710,802
Net loss
Net loss	(934,313)	(639,242)	(2,236,973)	(3,660,804)
Germany
Total Assets
Assets	$ 1,106,257		$ 1,143,104	$ 1,290,489												$ 1,143,104	$ 1,106,257